Stockholders' Deficit (Details) - Schedule of restricted common stock awards - shares	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued shares		9,000	6,983,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	6,850,000	0
Issued shares	75,000	6,983,000
Forfeited shares		(133,000)
Vested shares	(2,376,715)
Ending balance	4,548,285	6,850,000	6,850,000